NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,102,108	$ 675,742	$ 352,638	$ 284,846	$ 1,777,850	$ 637,484	$ 2,778,486	$ 1,428,835
Retained Earnings (Accumulated Deficit)	$ 229,870,839				229,870,839		170,403,189	167,624,703
[custom:WorkingCapital-0]							(1,777,125)	(2,166,033)
Net Cash Provided by (Used in) Operating Activities					$ 156,004	$ 90,015	$ 173,399	$ 223,597